Consolidated statements of income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit (loss) [abstract]
Net sales	R$ 12,153,145	R$ 12,273,546	R$ 37,001,961	R$ 33,226,284
Cost of sales	(8,453,761)	(6,847,701)	(24,791,052)	(18,640,810)
Gross profit	3,699,384	5,425,845	12,210,909	14,585,474
Operating Income (Expenses) [Abstract]
Selling expense	(849,961)	(728,319)	(2,443,093)	(2,081,787)
General and administrative expense	(664,953)	(568,854)	(1,985,970)	(1,629,600)
Loss from associates and joint ventures	(79,268)	(11,328)	(268,350)	(14,842)
Other operating income, net	(135,667)	(7,945)	(409,782)	416,026
Profit (loss) from operating activities	1,969,535	4,109,399	7,103,714	11,275,271
NET FINANCIAL INCOME (EXPENSES) [Abstract]
Finance costs	(1,823,415)	(1,567,007)	(5,069,939)	(3,850,300)
Finance income	462,095	420,938	1,284,207	1,302,043
Derivative gains, net	1,079,117	782,452	7,431,622	(3,742,426)
Foreign exchange gain (loss)	1,333,984	1,231,379	9,527,069	(6,955,278)
Profit (loss) before tax	3,021,316	4,977,161	20,276,673	(1,970,690)
Income and social contribution taxes [Abstract]
Current Tax Expense (Income) And Current Social Contribution Tax Expense (Income)	(161,908)	(570,435)	(472,442)	(1,040,639)
Adjustments for deferred tax expense	(898,021)	(1,169,375)	(6,482,713)	2,703,195
Profit (loss)	1,961,387	3,237,351	13,321,518	(308,134)
Profit (loss), attributable to [abstract]
Resulted of the year attributable to controlling shareholders'	1,953,516	3,224,266	13,298,971	(330,540)
Non-controlling interest	R$ 7,871	R$ 13,085	R$ 22,547	R$ 22,406
Earnings per share [abstract]
Basic earnings (loss) per share	R$ 1.58063	R$ 2.57597	R$ 10.75126	R$ (0.25958)
Diluted earnings (loss) per share	R$ 1.57671	R$ 2.56937	R$ 10.72459	R$ (0.25958)